Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Deferred Revenue

Deferred revenue primarily includes prepaid service fees received from customers and unredeemed point rewards.

	2017	2016
	Million	Million
As of January 1
- Current portion	84,289	78,100
- Non-current portion	2,175	1,291
Additions during the year	352,011	359,626
Recognized in the consolidated statements of comprehensive income	(350,305)	(352,553)

As of December 31	88,170	86,464
Less: Current portion	(85,282)	(84,289)

Non-current portion	2,888	2,175